FAIR VALUE & FINANCIAL INSTRUMENTS - Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 3,816,463	$ 3,474,022
Liabilities	(3,268,165)	(2,875,612)
Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total	(2,379,957)	(1,984,345)
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,483	3,753
Trade receivables and accrued income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	180,017	190,207
Other non-current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13,637	9,172
Other non-current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(4,491)	(1,946)
Other non-current liabilities | Oaktree Capital Management
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Upfront promote received		278
Other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(224,651)	(272,101)
Derivative financial instruments at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(601,436)	(557,460)
Leases
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(43,021)	(31,122)
Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (1,703,495)	$ (1,324,848)